PGIM Core Bond Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.7%
Asset-Backed Securities 15.6%
Automobiles 6.1%
AmeriCredit Automobile Receivables Trust,
Series 2021-03, Class C	1.410%	08/18/27	187	$186,400
Series 2023-01, Class C	5.800	12/18/28	2,100	2,128,847
Series 2023-02, Class C	6.000	07/18/29	900	920,065

ARI Fleet Lease Trust, Series 2025-B, Class A2, 144A	4.590	03/15/34	6,710	6,730,689
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,742,870
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,700	4,674,256
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,688,430
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,805,153
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,938,060
Series 2024-03A, Class A, 144A	5.230	12/20/30	1,800	1,830,935
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	715	725,704
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	278	281,408

Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	638	644,731
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A	4.500	04/20/28	2,109	2,114,998
Series 2025-04, Class A2, 144A	4.050	08/20/28	3,800	3,797,164
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A	1.910	05/15/34	600	592,134
Series 2023-01, Class A, 144A	4.850	08/15/35	2,000	2,020,557
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,857,249
Series 2025-02, Class A, 144A	4.370(cc)	02/15/38	11,182	11,138,995
Ford Credit Floorplan Master Owner Trust,
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,714,470
Series 2025-01, Class A1	4.630	04/15/30	5,700	5,741,275
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,123,578
Series 2023-04, Class C	6.410	05/16/29	700	716,260
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	197,959
Series 2023-02, Class A, 144A	5.770	08/11/36	500	517,494
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,647,162
Series 2024-02, Class A, 144A	4.520	03/11/37	5,000	5,028,112

GMF Floorplan Owner Revolving Trust, Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,433,320
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,099	4,127,138
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,394,944
Series 2026-01A, Class A, 144A	4.490	12/14/33	8,700	8,656,303
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C	5.090	05/15/30	560	563,217
Series 2023-03, Class C	5.770	11/15/30	1,500	1,520,193
Series 2023-04, Class C	6.040	12/15/31	2,500	2,549,463
Series 2023-06, Class B	5.980	04/16/29	1,100	1,110,055
Series 2024-02, Class C	5.840	06/17/30	1,000	1,016,245
Series 2024-04, Class C	4.950	04/15/30	3,400	3,416,961
Series 2024-05, Class C	4.780	01/15/31	3,000	3,011,480
Series 2025-01, Class C	5.040	03/17/31	6,500	6,545,305
Series 2025-03, Class C	4.680	09/15/31	3,800	3,800,134
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	304,691
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	509,686

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Toyota Auto Loan Extended Note Trust, Series 2025-01A, Class A, 144A	4.650%	05/25/38	5,400	$5,454,321
Westlake Automobile Receivables Trust, Series 2025-02A, Class B, 144A	4.630	01/15/31	2,400	2,409,163
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	849	852,348
Series 2024-01A, Class A1, 144A	5.490	02/18/39	1,481	1,494,351
Series 2025-02A, Class A1, 144A	4.410	05/18/40	5,600	5,612,746

Yamaha Motor Master Trust II, Series 2026-A, Class A1, 144A	4.430	04/15/31	3,000	3,002,601
				147,289,620
Collateralized Loan Obligations 6.7%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.194(c)	07/22/37	10,000	10,012,734
Ares Loan Funding Ltd. (Cayman Islands), Series 2025-ALF09A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.853(c)	03/31/38	10,500	10,498,032
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.995(c)	03/31/38	7,000	7,018,546
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.045(c)	10/20/37	14,750	14,779,794
Elevation CLO Ltd. (Cayman Islands), Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.295(c)	04/20/37	10,000	10,013,737
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.025(c)	10/20/37	14,750	14,778,330
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.055(c)	01/20/38	14,750	14,779,133
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.855(c)	03/25/38	11,230	11,229,918
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.865(c)	10/20/36	11,750	11,738,792
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.815(c)	10/20/36	11,750	11,743,233
Park Blue CLO Ltd. (United Kingdom), Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	4.917(c)	01/25/39	11,000	11,025,131
Sound Point CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.105(c)	07/15/34	2,200	2,200,697
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.807(c)	04/24/38	10,000	9,990,913
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.245(c)	07/20/37	12,000	12,022,314
Tikehau US CLO Ltd. (Bermuda), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.887(c)	02/25/38	10,500	10,510,734
				162,342,038
Consumer Loans 1.2%
Affirm Master Trust,
Series 2025-02A, Class A, 144A	4.670	07/15/33	5,100	5,115,394
Series 2026-02A, Class A, 144A	4.670	04/16/35	4,200	4,201,458
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880	06/25/59	41	41,014
Series 2024-01, Class A4, 144A	5.670	06/25/59	596	603,831

Onemain Financial Issuance Trust, Series 2025-01A, Class A, 144A	4.820	07/14/38	9,100	9,098,699
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,405	1,386,901

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	4.403%(c)	06/16/36	2,800	$2,790,005
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,374,385
				28,611,687
Equipment 0.5%
CCG Receivables Trust, Series 2025-02, Class A2, 144A	4.140	08/15/34	3,250	3,249,063
Dell Equipment Finance Trust, Series 2025-02, Class A3, 144A	4.120	03/24/31	1,250	1,247,439
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 144A	2.290	11/12/41	659	657,521
Post Road Equipment Finance LLC, Series 2026-01A, Class A2, 144A	4.470	01/18/33	6,700	6,698,898
				11,852,921
Home Equity Loans 1.0%
BRAVO Residential Funding Trust, Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	2,319	2,308,325
COOPR Residential Mortgage Trust, Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	3,622	3,636,729
EFMT, Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	2,966	2,975,365
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.840(c)	02/25/55	2,024	2,023,005
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	2,224	2,231,010
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	523	528,232
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	2,860	2,862,634

Santander Mortgage Asset Receivable Trust, Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	2,132	2,121,802
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	586	589,109
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	149	149,242
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,439	1,450,532
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	1,828	1,824,052
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	1,995	2,004,630
				24,704,667
Other 0.0%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	983	922,881
Student Loans 0.1%
ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	611	563,067
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	64	63,948
Series 2020-BA, Class A2, 144A	2.120	01/15/69	241	231,048
Series 2020-DA, Class A, 144A	1.690	05/15/69	174	166,368

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.290(c)	05/25/70	897	881,543
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	99	98,666
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	188	183,516

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A	2.540%	05/15/46	386	$373,122
Series 2020-C, Class AFX, 144A	1.950	02/15/46	233	219,449
				2,780,727

Total Asset-Backed Securities (cost $377,510,772)				378,504,541
Commercial Mortgage-Backed Securities 8.3%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,964,601
ARES Commercial Mortgage Trust, Series 2026-AZURE, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.005(c)	03/15/38	5,000	5,000,000
ARES Trust, Series 2026, 144A	5.070	05/15/28	4,600	4,600,000
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	4,001,401
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,199,977
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	2,053,747
Series 2020-BN25, Class A4	2.399	01/15/63	6,200	5,798,316
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,620,204
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,172,436
Series 2020-BN29, Class A3	1.742	11/15/53	2,554	2,266,054
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,184,180
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,268,326
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	5,016,430
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	496,457
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,133,810
Series 2023-C21, Class A2	6.506(cc)	09/15/56	3,312	3,400,658
Series 2023-C22, Class A2	6.728	11/15/56	4,050	4,071,676
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	253	250,266
Series 2018-B03, Class A4	3.761	04/10/51	4,437	4,391,737
Series 2019-B10, Class A3	3.455	03/15/62	2,464	2,399,988
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,641,185
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,332,198
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	1,205	1,190,212
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,384,808
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,066,345
Series 2023-B39, Class A2	6.791(cc)	07/15/56	7,000	7,193,703
Series 2025-V13, Class A4	5.815(cc)	02/15/58	8,500	8,807,409
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	7,200	7,436,046
Series 2023-05C2, Class A3	7.296(cc)	11/15/56	9,000	9,468,984

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,700,309
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	186	185,532
Series 2019-CD08, Class A3	2.657	08/15/57	2,577	2,432,779

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	2,774	2,758,105
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,749,429
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.055(c)	10/15/37	5,000	5,006,211
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	433	425,121
Series 2016-C03, Class A3	2.896	11/15/49	607	603,499

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P08, Class A3	3.203%	09/15/50	1,700	$1,677,728
Series 2019-C07, Class A3	2.860	12/15/72	818	774,234
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,812,712

Commercial Mortgage Trust, Series 2016-COR01, Class A3	2.826	10/10/49	619	617,141
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2	2.486	03/15/54	5,322	4,919,610
Deutsche Bank Commercial Mortgage Trust, Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,278,519
Fannie Mae-Aces, Series 2019-M21, Class 3A1	2.100	06/25/34	164	163,226
FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,424,216
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	102	101,912
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	770	765,242
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	462	460,731
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,135	1,123,000
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	783	777,852
Series 2016-UB11, Class A3	2.531	08/15/49	583	579,769

SCG Trust, Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.155(c)	09/15/42	5,550	5,563,875
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,139	1,121,312
Series 2018-C09, Class A3	3.854	03/15/51	657	647,361
Series 2018-C14, Class A3	4.180	12/15/51	872	866,209
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,144,189
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4	3.190	07/15/50	823	813,064
Series 2017-RB01, Class A4	3.374	03/15/50	976	968,348
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,985,875
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,385,222
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,801,975
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,442,688

Total Commercial Mortgage-Backed Securities (cost $210,165,093)				200,888,149
Corporate Bonds 28.3%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	321,531
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,624,204
Boeing Co. (The),
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,441,735
Sr. Unsec’d. Notes	3.550	03/01/38	495	410,186
Sr. Unsec’d. Notes	3.600	05/01/34	1,160	1,042,359
Sr. Unsec’d. Notes	3.850	11/01/48	455	328,077
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	1,027,744
Sr. Unsec’d. Notes	5.705	05/01/40	190	191,711
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,884,375

Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	1,050	1,102,731
HEICO Corp., Gtd. Notes	5.250	08/01/28	725	738,082

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600%	03/16/33	1,116	$1,102,269
Gtd. Notes, 144A	4.950	03/16/36	760	751,432
				13,966,436
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	630	602,935
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,834,486
Gtd. Notes	2.726	03/25/31	2,180	1,992,555
Gtd. Notes	3.557	08/15/27	120	118,754
Gtd. Notes	4.390	08/15/37	5,500	4,995,417
Gtd. Notes	6.343	08/02/30	710	756,978

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,341,467
				11,642,592
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	50	49,189
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	463	447,849
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	232	223,676
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.700	11/01/33	329	301,030
United Airlines Holdings, Inc., Gtd. Notes	4.875	03/01/29	1,155	1,140,631
				2,162,375
Auto Manufacturers 1.1%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	205	157,850
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/10/29	4,250	3,991,331
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,183,623
Sr. Unsec’d. Notes	5.875	11/07/29	575	583,765

General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	950	831,380
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	485,532
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,316,249
Sr. Unsec’d. Notes	2.700	08/20/27	375	366,638
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,769,862
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,415,971
Sr. Unsec’d. Notes, 144A, MTN	5.300	01/08/30	4,560	4,634,300

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,372,539
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	4.950	08/15/29	2,370	2,378,001
Gtd. Notes, 144A(a)	5.250	03/22/29	2,840	2,872,959
				27,360,000

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750%	02/15/30	1,050	$1,082,519
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	80	81,813
Sr. Sec’d. Notes, 144A	5.750	08/15/32	130	131,388

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	875	884,793
				2,180,513
Banks 7.4%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	5.538(ff)	03/14/30	1,000	1,022,210
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,753,496
Sr. Unsec’d. Notes	4.477(ff)	04/23/30	3,380	3,369,432
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,552,363
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,578,866
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,504,335
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	1,555	1,407,082
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,712,959
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	318,291
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	4,089,900
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	4,370	4,315,274
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	401,228
Sr. Unsec’d. Notes	5.207(ff)	02/24/37	3,490	3,386,119
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,418,181
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,334,490
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	475	428,644
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	471,508

BPCE SA (France), Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	613,472
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,000	989,452
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	800	831,931
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,271,255
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,404,234
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	485,422
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	667,483
Sr. Unsec’d. Notes	4.650	07/23/48	440	382,060
Sr. Unsec’d. Notes	5.174(ff)	09/11/36	115	113,885
Sub. Notes	4.450	09/29/27	840	840,422
Sub. Notes	5.827(ff)	02/13/35	865	880,232
Sub. Notes	6.020(ff)	01/24/36	6,708	6,882,109

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	1,080	1,092,218
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A(a)	4.613(ff)	10/02/30	2,255	2,243,306
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	1,230	1,226,129
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	530,720
Sr. Preferred Notes	4.469(ff)	12/10/31	3,215	3,167,207

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,356,855
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,369,919

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.814%(ff)	04/23/29	1,585	$1,562,390
Sr. Unsec’d. Notes	3.850	01/26/27	475	473,989
Sr. Unsec’d. Notes	4.017(ff)	10/31/38	1,600	1,397,238
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	124,206
Sr. Unsec’d. Notes	4.411(ff)	04/23/39	600	540,027
Sr. Unsec’d. Notes	5.094(ff)	04/20/34	570	568,553
Sr. Unsec’d. Notes	5.727(ff)	04/25/30	6,135	6,318,218
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes(a)	5.709(ff)	02/02/35	1,240	1,270,191
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	651,932

Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,750,598
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.437(c)	07/01/26(oo)	3,920	3,921,554
Sr. Unsec’d. Notes(a)	2.522(ff)	04/22/31	1,281	1,184,815
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,321,277
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,590,748
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	212,555
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	276,616
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	164,943
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	5,605	5,702,545
Sub. Notes	5.576(ff)	07/23/36	250	254,158

KeyCorp, Sr. Unsec’d. Notes(a)	6.401(ff)	03/06/35	3,120	3,316,682
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,600,000
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	1,200	1,187,584
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	4,785	4,707,024
Sr. Unsec’d. Notes	5.296(ff)	04/10/37	2,695	2,681,736
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	545	555,086
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,684,500
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	750,461
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,194,169
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,693,005
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	306,548
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	524,454
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,797,705

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,823,314
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,718,908
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.320(ff)	09/22/29	1,035	1,026,133
Societe Generale SA (France),
Gtd. Notes, 144A, MTN	5.439(ff)	10/03/36	6,020	5,922,657
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	1,016,947
Sr. Non-Preferred Notes, 144A, MTN(a)	6.691(ff)	01/10/34	805	862,014

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	4.954(ff)	07/08/33	6,400	6,383,705
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	343,419
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,122,802
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	859,670
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	250	244,370
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	1,680	1,712,562
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,422,962

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes	6.491%(ff)	10/23/34	1,245	$1,347,060
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	5,425	5,032,851
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,034,421
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,156,746
				180,728,737
Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	150	146,219
Gtd. Notes	4.900	02/01/46	1,551	1,397,284
Constellation Brands, Inc.,
Gtd. Notes(a)	4.650	11/15/28	450	451,494
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	910,054

Diageo Capital PLC (United Kingdom), Gtd. Notes(a)	2.125	04/29/32	1,665	1,440,020
				4,345,071
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	11/15/41	910	862,205
Building Materials 0.3%
CRH SMW Finance DAC, Gtd. Notes	5.125	01/09/30	2,650	2,694,404
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	715	638,046
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,520,811

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	3.375	01/15/31	850	771,716
				6,624,977
Chemicals 0.2%
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	1,292	1,296,583
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	226,637
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,515,443
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,952,293

Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	404,760
				5,395,716
Commercial Services 0.2%
Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,621,568
Herc Holdings, Inc., Gtd. Notes, 144A(a)	6.625	06/15/29	1,100	1,127,206
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	474,010
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	107,595
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	428,056

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394%	02/15/48	365	$266,182
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,174,210
				5,198,827
Computers 0.3%
Accenture Capital, Inc., Gtd. Notes(a)	4.500	10/04/34	1,865	1,796,453
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	2,320	2,368,048
Leidos, Inc., Gtd. Notes	5.000	03/15/36	1,480	1,432,719
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	2,000	2,127,926
				7,725,146
Diversified Financial Services 0.9%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,205,836
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,553,899
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,599,076
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	83,039
Sr. Unsec’d. Notes	5.125	04/28/31	4,750	4,687,237
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,236,265

LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,309,505
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.608	07/14/31	565	504,921
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,019,531

OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,175	1,135,832
Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/30	1,100	1,116,869
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A(a)	2.875	10/15/26	1,150	1,139,713
				21,591,723
Electric 2.1%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN(a)	2.000	04/29/28	515	489,744
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	663,211
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	647	509,319
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	465,136
Arizona Public Service Co.,
Sr. Unsec’d. Notes(a)	2.200	12/15/31	2,875	2,508,042
Sr. Unsec’d. Notes	3.350	05/15/50	485	322,522

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	188,873

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375%	09/15/29	305	$285,575
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A(a)	4.688	05/15/29	1,600	1,579,200
Sr. Unsec’d. Notes, 144A	6.045	01/28/34	3,995	3,942,066
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	30,570
First Mortgage	4.000	03/01/48	115	89,249
First Mortgage, Series 123	3.750	08/15/47	775	577,284
First Mortgage, Series 130	3.125	03/15/51	95	61,394
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	613,729
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	30,952

Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	48,456
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	54,787
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	288,406
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	348,018
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	144,209
Sr. Unsec’d. Notes	3.950	08/15/47	185	138,023
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	132,064
First Mortgage	4.200	07/15/48	205	160,925

Duke Energy Indiana LLC, First Mortgage	2.750	04/01/50	1,825	1,103,610
Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	55,908
ENEL Finance International NV (Italy), Gtd. Notes, 144A	3.500	04/06/28	475	465,946
Entergy Arkansas LLC, First Mortgage(a)	2.650	06/15/51	2,220	1,285,534
Entergy Louisiana LLC, Collateral Trust Bond	4.000	03/15/33	170	161,954
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	910,961
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	328,301
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,395,223
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	876,309

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	215,707
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	951,871
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	231,596
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	230,862
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	174,176
First Mortgage	4.250	07/15/49	350	280,528

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	873,835
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.900	02/28/28	3,870	3,903,482

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.450%	12/02/27	1,215	$1,174,350
NSTAR Electric Co., Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,156,108
Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	192,812
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,577,949
First Mortgage	4.950	07/01/50	1,460	1,212,299

PacifiCorp, First Mortgage	2.700	09/15/30	890	817,780
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	115,573
First Mortgage	3.050	03/15/51	1,540	984,814

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	151,240
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	182,354
First Mortgage, Series 34	3.200	03/01/50	720	474,328
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	367,564
First Mortgage, MTN	2.700	05/01/50	390	240,718
First Mortgage, MTN(a)	3.200	05/15/29	1,265	1,226,306
First Mortgage, MTN	3.600	12/01/47	95	69,608
First Mortgage, MTN	3.700	05/01/28	590	584,052
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,090,211

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	1,018,220
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	327,206
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	198,376
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	670,900
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	260,017
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	457,569
Tucson Electric Power Co., Sr. Unsec’d. Notes(a)	4.000	06/15/50	1,315	994,894
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	184,056
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	287,377

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	1,075	1,084,105
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000	07/31/27	3,000	2,999,996
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	525,431
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	507,321
				50,251,091

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250%	04/15/31	200	$200,046
Gtd. Notes, 144A	5.500	04/15/34	220	219,450
				419,496
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	225	227,178
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	1,004,766
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,967,819
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,566,000
				4,765,763
Entertainment 0.1%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29	1,175	1,133,940
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,150	1,124,501
				2,258,441
Foods 0.3%
B&G Foods, Inc., Sr. Sec’d. Notes, 144A	8.000	09/15/28	575	570,322
Campbell’s Co. (The), Sr. Unsec’d. Notes(a)	2.375	04/24/30	1,935	1,742,384
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.750	04/01/33	1,900	1,954,931
Sr. Unsec’d. Notes, 144A	6.400	05/10/57	2,790	2,731,165

Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	48,999
				7,047,801
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	830,909
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	684,009
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	426,920
				1,941,838
Healthcare-Products 0.0%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,175	1,142,106
Healthcare-Services 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	836,611
Sr. Unsec’d. Notes	6.750	12/15/37	170	184,954

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	184,825
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	208,799

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Cigna Group (The),
Gtd. Notes	3.400%	03/01/27	325	$322,956
Gtd. Notes	4.375	10/15/28	1,100	1,099,619
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	3,009,469
Sr. Unsec’d. Notes	2.400	03/15/30	1,681	1,555,977

CommonSpirit Health, Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,524,508
DaVita, Inc., Gtd. Notes, 144A(a)	6.875	09/01/32	1,075	1,110,046
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,753,568
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	565,021
Gtd. Notes	4.800	10/01/34	4,810	4,700,296

MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	505,006
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	533,061
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,321,761
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	392,109
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,642

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,793,598
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	342,442
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	857,374
Sr. Unsec’d. Notes	4.500	04/15/33	500	489,334
Sr. Unsec’d. Notes(a)	4.750	05/15/52	665	562,354
Sr. Unsec’d. Notes	5.500	04/15/64	865	795,261
Sr. Unsec’d. Notes	5.750	07/15/64	670	640,909
				29,329,500
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A(x)	9.500	10/15/31	2,045	2,094,823
Home Builders 0.0%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,150	1,093,938
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/28	1,075	1,122,870
Insurance 0.8%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	85,535
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	92,229
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,684,029
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	737,952
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,181,277

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950%	05/15/60	185	$126,196
Gtd. Notes, 144A	3.951	10/15/50	450	324,823

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	119,817
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,557,970
Sr. Unsec’d. Notes	5.000	04/05/46	217	189,670

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,367,809
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	104,387
Gtd. Notes	4.300	11/15/46	70	56,880
Gtd. Notes	4.350	05/15/43	20	16,675

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	106,521
Unum Group, Sr. Unsec’d. Notes	6.000	06/15/54	505	486,741
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	411,315
				18,649,826
Internet 0.8%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.400	02/15/33	525	516,334
Sr. Unsec’d. Notes	4.700	11/15/35	1,345	1,318,330
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.550	03/13/33	2,275	2,245,583
Sr. Unsec’d. Notes	4.875	03/13/36	1,868	1,840,362

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	7,216	7,466,754
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	920	908,393
Sr. Unsec’d. Notes(a)	4.875	11/15/35	805	784,942
Sr. Unsec’d. Notes	6.200	05/15/46	1,310	1,311,584
Sr. Unsec’d. Notes	6.300	05/15/56	1,165	1,166,794
Sr. Unsec’d. Notes	6.450	05/15/66	1,730	1,726,289
				19,285,365
Iron/Steel 0.3%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	635	665,499
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	400	396,932
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	245	242,062
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	143	148,363

Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,471,234
				6,924,090
Lodging 0.4%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,482,906
Sr. Unsec’d. Notes	5.750	01/30/27	730	736,518
Sr. Unsec’d. Notes	5.750	04/23/30	3,290	3,378,563

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500%	08/18/26	1,230	$1,226,382
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	515,796
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	249,562

MGM Resorts International, Gtd. Notes(a)	6.125	09/15/29	1,100	1,115,186
				8,704,913
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.300	02/01/32	190	162,601
Sr. Sec’d. Notes	3.500	03/01/42	440	298,479
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,165,093
Sr. Sec’d. Notes	5.375	05/01/47	530	424,834
Sr. Sec’d. Notes	6.484	10/23/45	275	253,191
Sr. Sec’d. Notes	6.550	06/01/34	180	185,898
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,643,321
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,135,806
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,973,857

News Corp., Gtd. Notes, 144A	5.125	02/15/32	1,520	1,493,217
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	2,180	1,878,537
				14,614,834
Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc., Gtd. Notes, 144A	5.375	03/01/34	345	340,582
Mining 0.6%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	189,406
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,343,148
Gtd. Notes	5.300	02/21/35	430	439,345

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	225,085
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34	6,205	6,402,736
Rio Tinto Finance USA PLC (Australia), Gtd. Notes	5.250	03/14/35	320	325,392
Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,771,354
				14,696,466
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	1,290	1,315,729

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26	3,145	$3,113,246
Gtd. Notes	5.100	03/01/30	765	767,451
				3,880,697
Oil & Gas 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	703,933
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,555,903
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.000	12/15/29	1,955	1,979,536
Sr. Unsec’d. Notes	6.250	03/15/38	175	185,206
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,520	1,070,901
Sr. Unsec’d. Notes	5.400	06/15/47	229	208,710
Sr. Unsec’d. Notes	6.750	11/15/39	4,115	4,473,622

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	330	326,363
Diamondback Energy, Inc., Gtd. Notes	6.250	03/15/33	6,065	6,497,039
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,228,143
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	1,027,233
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,150	1,137,454
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	534,728
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	375,541
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	111,344
Sr. Unsec’d. Notes	7.875	09/15/31	250	284,151
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	5.950	01/28/31	398	389,543
Gtd. Notes	6.625	06/15/38	46	42,803
Gtd. Notes	6.700	02/16/32	1,979	1,985,927
Gtd. Notes, MTN	6.750	09/21/47	290	244,325
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,768,770
Gtd. Notes	3.550	10/01/26	310	309,250
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	494,185
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	971,386

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,100,283
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	7.000	09/15/28	1,075	1,101,136
Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.875	05/22/30	4,461	4,604,863
				40,712,278
Packaging & Containers 0.0%
Ball Corp., Gtd. Notes	5.500	09/15/33	735	736,409

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	285	$249,803
Sr. Unsec’d. Notes	4.550	03/15/35	360	349,130
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,033,444
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	895,265
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,844,096
Sr. Unsec’d. Notes	5.125	07/20/45	465	410,647
Sr. Unsec’d. Notes	5.300	12/05/43	155	141,710

Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,314,207
Johnson & Johnson, Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,871,488
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	497,255
Gtd. Notes	5.400	11/29/43	860	735,458

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	28	27,882
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,884,768
Gtd. Notes	5.250	06/15/46	730	593,440

Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	705,447
				14,554,040
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	07/01/34	400	399,194
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,215,328
Colonial Enterprises, Inc., Gtd. Notes, 144A(a)	3.250	05/15/30	1,730	1,621,866
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	554,598
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	977,711
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	433,999
Sr. Unsec’d. Notes	5.000	05/15/50	565	471,061
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,606,435
Sr. Unsec’d. Notes	6.250	04/15/49	910	895,107
Sr. Unsec’d. Notes	6.400	12/01/30	110	117,461
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,475,478
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	323,261
Gtd. Notes	4.200	01/31/50	555	442,688

Greensaif Pipelines Bidco Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	767,938
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,540,010
Sr. Unsec’d. Notes	4.500	04/15/38	270	243,429
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,409
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,383,604
Sr. Unsec’d. Notes	5.500	02/15/49	210	190,699

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	306,157
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,280,485

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
ONEOK, Inc., (cont’d.)
Gtd. Notes	4.200%	03/15/45	275	$209,215
Gtd. Notes	6.050	09/01/33	2,510	2,638,487
Gtd. Notes	6.250	10/15/55	2,085	2,051,747

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	350	338,870
Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	139,486
Targa Resources Corp.,
Gtd. Notes	4.350	04/15/31	105	102,908
Gtd. Notes	4.900	09/15/30	330	332,424
Gtd. Notes	5.500	02/15/35	1,192	1,206,518
Gtd. Notes	6.125	03/15/33	1,240	1,311,153
Gtd. Notes	6.250	07/01/52	1,305	1,302,516
Gtd. Notes	6.500	03/30/34	930	1,008,904

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	295,146
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	467,131
Sr. Unsec’d. Notes	4.600	03/15/48	500	419,068

Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	4.125	08/15/31	1,200	1,124,892
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	700	733,309
Sr. Sec’d. Notes, 144A	6.750	01/15/36	700	743,977
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,000	1,123,113

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	271,925
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.150	03/15/34	90	90,052
Sr. Unsec’d. Notes	5.400	03/04/44	400	375,360
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,852,552
				43,389,671
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,134,849
Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,374,622
Gtd. Notes	4.750	04/15/35	425	401,678

American Tower Corp., Sr. Unsec’d. Notes(a)	2.900	01/15/30	1,040	978,909
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,572,296
Sr. Unsec’d. Notes	5.500	02/15/34	895	910,405

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,189,200
CubeSmart LP, Gtd. Notes(a)	2.250	12/15/28	3,360	3,175,118
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	579,173
Invitation Homes Operating Partnership LP, Gtd. Notes(x)	4.875	02/01/35	6,035	5,822,486
Prologis LP, Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,344,411

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800%	03/15/33	325	$268,186
Sr. Unsec’d. Notes	3.250	01/15/31	985	926,495

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.750	03/15/34	495	492,299
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,037,317
Gtd. Notes	2.700	07/15/31	2,228	2,004,832

VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	5.750	02/01/27	4,680	4,703,020
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	765,795
				30,546,242
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30	1,200	1,141,500
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	940	930,099
AutoZone, Inc., Sr. Unsec’d. Notes(a)	1.650	01/15/31	620	540,755
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30	1,025	1,072,511
Ferguson Enterprises, Inc., Gtd. Notes(a)	5.000	10/03/34	1,805	1,793,153
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	1,250	1,142,809
				6,620,827
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.419	04/15/33	4,847	4,438,843
Sr. Unsec’d. Notes	4.900	07/15/32	2,600	2,623,248
Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,950,775
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	244,626
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	839,941
				10,097,433
Shipbuilding 0.2%
Huntington Ingalls Industries, Inc., Gtd. Notes	4.200	05/01/30	5,328	5,233,497
Software 0.4%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.800	03/10/31	2,705	2,689,630
Oracle Corp.,
Sr. Unsec’d. Notes	6.550	02/04/46	630	584,718
Sr. Unsec’d. Notes	6.700	02/04/56	865	797,032
Sr. Unsec’d. Notes	6.850	02/04/66	790	723,980
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56	825	819,552
Sr. Unsec’d. Notes	6.700	03/15/66	580	582,353

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500%	09/30/27	1,325	$1,324,873
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,267,082
				9,789,220
Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,860	5,983,543
Sr. Unsec’d. Notes	2.550	12/01/33	33	27,873
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,122,919
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,094,330
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	751,559
Sr. Unsec’d. Notes	4.500	05/15/35	205	193,883

Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31	550	558,258
HUT DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42	525	529,345
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31	1,395	1,395,153
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	2,020	2,043,632
Rogers Communications, Inc. (Canada), Gtd. Notes	5.300	02/15/34	3,365	3,345,443
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31	1,040	1,023,232
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,486,046
Gtd. Notes	3.000	02/15/41	640	467,280
Gtd. Notes	3.750	04/15/27	970	966,014
Gtd. Notes	3.875	04/15/30	4,780	4,655,476
Gtd. Notes	4.375	04/15/40	380	332,104
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	6,135	5,364,958
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,481,193
Sr. Unsec’d. Notes	5.401	07/02/37	147	146,296
				33,968,537
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.300	09/15/51	875	589,008
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,115,222
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	2,200	2,125,797
				3,830,027
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,932,274
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000	12/01/46	145	113,078

Total Corporate Bonds (cost $708,459,173)				686,322,869

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263%	09/15/32	40	$39,570
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	245	259,290
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	27,513
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,800
				313,603
Maryland 0.1%
Maryland Economic Development Corp., Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,715,768
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	285,757
New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	666,238
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,046,088

Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	1,240	1,150,666
				2,862,992
Pennsylvania 0.0%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	486,142
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	74,442
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	147,287
				707,871
Texas 0.1%
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	770,770
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	415,306
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	266,438
				1,452,514
Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,200,427
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	92,668
				2,293,095

Total Municipal Bonds (cost $11,078,530)				9,671,170
Residential Mortgage-Backed Securities 2.2%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,467

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Angel Oak Mortgage Trust,
Series 2025-10, Class A1, 144A	4.960%(cc)	09/25/70	3,123	$3,111,112
Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70	2,088	2,080,047

ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,573	4,442,921
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	98	51,239
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	2,502	2,483,638
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	1,671	1,675,897
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,521	1,397,926
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,299	1,154,589

CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,075	2,040,690
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.145(c)	10/25/43	341	341,347
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	4.645(c)	05/25/45	1,568	1,569,887
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	4.495(c)	01/25/46	2,852	2,850,839

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	556
Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	885	846,577
Fannie Mae Interest Strips, Series 430, Class C56, IO	3.000	08/25/52	1,458	254,000
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	449	449,310
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	2.290(c)	04/25/50	997	114,863
Series 2020-101, Class AI, IO	3.500	01/25/51	5,272	993,538
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)	5.245(c)	02/25/55	996	1,005,195
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)	0.655(c)	02/25/56	22,324	423,497
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)	0.505(c)	04/25/56	10,811	144,542
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.295(c)	01/25/34	55	54,871
Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	4.595(c)	01/25/45	4,170	4,172,520

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	47	48,551
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	581	551,556
Series 4978, Class MI, IO	4.000	05/25/40	1,455	211,833
Series 5019, Class IP, IO	3.000	10/25/50	705	125,336
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,141	80,772
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	376	6,837

Freddie Mac Strips, Series 405, Class C20, IO	4.000	05/25/53	5,210	1,128,357
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	447	410,169
Series 2016-46, Class JE	2.500	11/20/45	99	92,002
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.085(c)	09/20/48	1,378	27,295
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.065(c)	10/20/48	1,759	33,546
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.025(c)	11/20/48	1,607	37,291
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	2.421(c)	07/16/43	3,016	199,096
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	5,679	80,776
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	2,813	36,687
Series 2020-126, Class BI, IO	3.000	08/20/50	2,684	442,301
Series 2021-114, Class TI, IO	3.000	06/20/51	3,524	471,456
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	630	201
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,412	73,532
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.210(c)	04/20/52	100	2,769
Series 2022-093, Class IO, IO	3.000	08/20/51	9,918	1,026,682
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)	2.350(c)	07/20/52	2,501	200,180

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.120%(c)	07/20/52	5,114	$85,286
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)	0.310(c)	07/20/52	13,811	256,464
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	1,971	29,415
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	1.260(c)	10/20/52	20,459	861,429

GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM06, Class A1, 144A	5.021(cc)	02/25/66	1,554	1,548,841
HOMES Trust, Series 2026-NQM01, Class A1, 144A	4.800(cc)	09/25/70	2,052	2,038,797
Legacy Mortgage Asset Trust, Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	225	224,920
MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,454	1,335,503
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	6	6,337
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.519(c)	01/25/48	32	31,663
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.419(c)	06/25/57	71	70,580
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	3,536	3,529,675

PRPM LLC, Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	3,600	3,514,531
Sequoia Mortgage Trust, Series 10, Class 2A11 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	4.535(c)	10/20/27	—(r)	326
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A11 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.275(c)	07/19/35	12	11,062
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.769(c)	10/25/59	57	57,340
Series 2020-04, Class A1, 144A	1.750	10/25/60	433	395,436
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	716	696,933
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,090	1,067,054
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.909(c)	06/25/42	15	13,993
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.909(c)	08/25/42	1	868
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	4.349(c)	10/25/45	114	110,681

Total Residential Mortgage-Backed Securities (cost $53,144,483)				52,835,427
Sovereign Bonds 1.8%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	503,940
Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	287,016
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, 144A	5.375	09/26/30	2,190	2,238,191
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,405,516
Sr. Unsec’d. Notes(a)	5.600	01/15/35	2,640	2,712,600

Israel Government International Bond (Israel), Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	4,014	4,091,832
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	6.750	02/25/41	1,815	1,672,595
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	830,926
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,533,108
Sr. Unsec’d. Notes	6.875	05/13/37	3,290	3,474,651

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073	3,072,040

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500%	04/16/50	200	$160,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	644,394
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	1.300	07/22/30	175	155,781
Sr. Unsec’d. Notes	3.300	03/15/28	110	108,541

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	99,758
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y	5.375	02/12/35	3,355	3,427,468
Sr. Unsec’d. Notes, Series 10Y	5.375	04/14/36	3,980	4,005,790

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	7,960	8,039,600
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,470,100
Serbia International Bond (Serbia), Sr. Unsec’d. Notes, 144A	5.500	05/06/36	2,140	2,083,204

Total Sovereign Bonds (cost $43,758,347)				44,017,551
U.S. Government Agency Obligations 26.3%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,410	2,177,380
Federal Home Loan Mortgage Corp.	1.500	02/01/36	637	573,870
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,555	1,191,804
Federal Home Loan Mortgage Corp.	2.000	01/01/32	163	155,297
Federal Home Loan Mortgage Corp.	2.000	10/01/40	309	272,441
Federal Home Loan Mortgage Corp.	2.000	09/01/50	10,568	8,546,228
Federal Home Loan Mortgage Corp.	2.000	11/01/50	483	390,767
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,622	1,311,266
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,098	1,694,141
Federal Home Loan Mortgage Corp.	2.000	04/01/51	87	69,762
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,095	883,338
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,350	4,305,551
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,697	2,977,314
Federal Home Loan Mortgage Corp.	2.500	01/01/29	58	56,927
Federal Home Loan Mortgage Corp.	2.500	10/01/32	191	182,964
Federal Home Loan Mortgage Corp.	2.500	12/01/32	374	359,063
Federal Home Loan Mortgage Corp.	2.500	10/01/35	1,660	1,565,039
Federal Home Loan Mortgage Corp.	2.500	09/01/46	127	109,312
Federal Home Loan Mortgage Corp.	2.500	11/01/46	399	344,346
Federal Home Loan Mortgage Corp.	2.500	11/01/49	681	582,151
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,257	1,911,403
Federal Home Loan Mortgage Corp.	2.500	03/01/51	814	692,800
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,204	7,771,735
Federal Home Loan Mortgage Corp.	2.500	05/01/51	3,347	2,827,206
Federal Home Loan Mortgage Corp.	2.500	07/01/51	380	321,055
Federal Home Loan Mortgage Corp.	2.500	08/01/51	761	642,467
Federal Home Loan Mortgage Corp.	2.500	10/01/51	61	51,655
Federal Home Loan Mortgage Corp.	2.500	10/01/51	250	213,257
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,008	4,224,394
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,625	2,215,471
Federal Home Loan Mortgage Corp.	2.500	01/01/52	400	337,070
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,838	2,392,524
Federal Home Loan Mortgage Corp.	2.500	04/01/52	4,435	3,760,432
Federal Home Loan Mortgage Corp.	3.000	02/01/32	340	330,475
Federal Home Loan Mortgage Corp.	3.000	01/01/37	97	91,924
Federal Home Loan Mortgage Corp.	3.000	12/01/37	39	36,319
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,090	996,377
Federal Home Loan Mortgage Corp.	3.000	07/01/43	184	168,588

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	06/01/46	310	$279,039
Federal Home Loan Mortgage Corp.	3.000	09/01/46	1,796	1,617,195
Federal Home Loan Mortgage Corp.	3.000	12/01/46	6,442	5,771,107
Federal Home Loan Mortgage Corp.	3.000	01/01/47	326	292,055
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,021	1,791,353
Federal Home Loan Mortgage Corp.	3.000	09/01/50	1,864	1,637,823
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,454	3,030,940
Federal Home Loan Mortgage Corp.	3.500	06/01/37	467	449,122
Federal Home Loan Mortgage Corp.	3.500	11/01/37	90	86,161
Federal Home Loan Mortgage Corp.	3.500	06/01/42	134	126,068
Federal Home Loan Mortgage Corp.	3.500	06/01/42	141	132,879
Federal Home Loan Mortgage Corp.	3.500	07/01/42	139	131,035
Federal Home Loan Mortgage Corp.	3.500	09/01/42	177	166,798
Federal Home Loan Mortgage Corp.	3.500	10/01/42	216	203,299
Federal Home Loan Mortgage Corp.	3.500	06/01/43	94	88,578
Federal Home Loan Mortgage Corp.	3.500	05/01/45	119	110,947
Federal Home Loan Mortgage Corp.	3.500	01/01/47	88	82,049
Federal Home Loan Mortgage Corp.	3.500	02/01/47	199	184,404
Federal Home Loan Mortgage Corp.	3.500	11/01/47	132	122,107
Federal Home Loan Mortgage Corp.	3.500	03/01/48	2,807	2,604,216
Federal Home Loan Mortgage Corp.	3.500	08/01/48	53	48,586
Federal Home Loan Mortgage Corp.	3.500	10/01/48	201	185,491
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,154	1,071,312
Federal Home Loan Mortgage Corp.	3.500	01/01/52	119	108,401
Federal Home Loan Mortgage Corp.	3.500	05/01/52	5,259	4,791,349
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,239	1,208,891
Federal Home Loan Mortgage Corp.	4.000	12/01/40	34	33,071
Federal Home Loan Mortgage Corp.	4.000	01/01/41	145	138,623
Federal Home Loan Mortgage Corp.	4.000	04/01/42	122	117,925
Federal Home Loan Mortgage Corp.	4.000	10/01/45	74	70,877
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,044	1,005,177
Federal Home Loan Mortgage Corp.	4.000	05/01/46	66	63,389
Federal Home Loan Mortgage Corp.	4.000	08/01/46	109	103,499
Federal Home Loan Mortgage Corp.	4.000	11/01/47	67	64,002
Federal Home Loan Mortgage Corp.	4.000	04/01/48	104	99,408
Federal Home Loan Mortgage Corp.	4.000	05/01/48	121	114,985
Federal Home Loan Mortgage Corp.	4.000	07/01/48	228	217,520
Federal Home Loan Mortgage Corp.	4.000	07/01/49	293	279,661
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,254	1,191,195
Federal Home Loan Mortgage Corp.	4.000	05/01/52	2,049	1,928,280
Federal Home Loan Mortgage Corp.	4.000	06/01/52	3,855	3,624,371
Federal Home Loan Mortgage Corp.	4.000	04/01/53	11,026	10,346,642
Federal Home Loan Mortgage Corp.	4.500	06/01/42	46	45,821
Federal Home Loan Mortgage Corp.	4.500	09/01/44	60	59,231
Federal Home Loan Mortgage Corp.	4.500	07/01/45	144	142,545
Federal Home Loan Mortgage Corp.	4.500	04/01/47	560	550,187
Federal Home Loan Mortgage Corp.	4.500	07/01/47	65	63,198
Federal Home Loan Mortgage Corp.	4.500	07/01/47	149	146,388
Federal Home Loan Mortgage Corp.	4.500	11/01/47	253	248,477
Federal Home Loan Mortgage Corp.	4.500	02/01/48	67	65,589
Federal Home Loan Mortgage Corp.	4.500	07/01/48	160	157,076
Federal Home Loan Mortgage Corp.	4.500	05/01/52	346	334,384
Federal Home Loan Mortgage Corp.	4.500	06/01/52	5,519	5,333,332
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,277	3,166,797
Federal Home Loan Mortgage Corp.	4.500	08/01/52	3,035	2,929,359
Federal Home Loan Mortgage Corp.(kk)	4.500	09/01/52	18,820	18,180,496
Federal Home Loan Mortgage Corp.	4.500	10/01/52	3,499	3,380,914
Federal Home Loan Mortgage Corp.	4.500	07/01/53	1,410	1,362,248
Federal Home Loan Mortgage Corp.	5.000	08/01/40	141	142,976
Federal Home Loan Mortgage Corp.	5.000	12/01/47	91	90,351
Federal Home Loan Mortgage Corp.	5.000	02/01/48	163	163,622

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.000%	10/01/52	3,853	$3,816,810
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,521	1,509,366
Federal Home Loan Mortgage Corp.	5.000	01/01/53	7,731	7,655,395
Federal Home Loan Mortgage Corp.	5.000	06/01/53	7,268	7,195,856
Federal Home Loan Mortgage Corp.	5.000	08/01/53	7,369	7,289,881
Federal Home Loan Mortgage Corp.	5.000	11/01/53	1,536	1,517,852
Federal Home Loan Mortgage Corp.	5.000	11/01/54	16,002	15,778,143
Federal Home Loan Mortgage Corp.	5.500	02/01/53	12,209	12,319,466
Federal Home Loan Mortgage Corp.	5.500	04/01/53	11,718	11,819,776
Federal Home Loan Mortgage Corp.	5.500	04/01/54	6,797	6,838,293
Federal National Mortgage Assoc.	0.875	08/05/30	235	206,479
Federal National Mortgage Assoc.	1.500	01/01/36	1,665	1,501,023
Federal National Mortgage Assoc.	1.500	04/01/36	701	630,933
Federal National Mortgage Assoc.	1.500	02/01/42	385	327,514
Federal National Mortgage Assoc.	1.500	10/01/50	323	249,064
Federal National Mortgage Assoc.	1.500	11/01/50	917	705,069
Federal National Mortgage Assoc.	1.500	12/01/50	7,002	5,388,884
Federal National Mortgage Assoc.	1.500	01/01/51	3,423	2,628,763
Federal National Mortgage Assoc.	1.500	06/01/51	604	463,405
Federal National Mortgage Assoc.	1.500	07/01/51	718	551,148
Federal National Mortgage Assoc.	2.000	03/01/31	757	725,236
Federal National Mortgage Assoc.	2.000	01/01/32	1,609	1,524,894
Federal National Mortgage Assoc.	2.000	08/01/40	1,569	1,379,780
Federal National Mortgage Assoc.	2.000	02/01/41	1,490	1,303,281
Federal National Mortgage Assoc.	2.000	05/01/41	2,992	2,609,457
Federal National Mortgage Assoc.	2.000	10/01/50	10,412	8,419,888
Federal National Mortgage Assoc.	2.000	11/01/50	317	255,867
Federal National Mortgage Assoc.	2.000	12/01/50	34	27,255
Federal National Mortgage Assoc.	2.000	01/01/51	3,099	2,502,699
Federal National Mortgage Assoc.	2.000	02/01/51	3,261	2,636,334
Federal National Mortgage Assoc.	2.000	02/01/51	7,056	5,702,038
Federal National Mortgage Assoc.	2.000	03/01/51	4,827	3,892,956
Federal National Mortgage Assoc.	2.000	04/01/51	3,725	3,002,606
Federal National Mortgage Assoc.	2.000	05/01/51	15,463	12,453,500
Federal National Mortgage Assoc.	2.000	07/01/51	1,802	1,453,038
Federal National Mortgage Assoc.	2.000	08/01/51	1,832	1,476,423
Federal National Mortgage Assoc.	2.500	TBA	2,000	1,674,406
Federal National Mortgage Assoc.	2.500	05/01/30	91	88,495
Federal National Mortgage Assoc.	2.500	07/01/32	483	462,373
Federal National Mortgage Assoc.	2.500	08/01/32	543	520,790
Federal National Mortgage Assoc.	2.500	09/01/32	504	483,357
Federal National Mortgage Assoc.	2.500	07/01/35	1,687	1,605,037
Federal National Mortgage Assoc.	2.500	11/01/36	1,652	1,564,921
Federal National Mortgage Assoc.	2.500	02/01/43	52	46,235
Federal National Mortgage Assoc.	2.500	06/01/46	263	229,195
Federal National Mortgage Assoc.	2.500	09/01/46	134	115,684
Federal National Mortgage Assoc.	2.500	10/01/46	82	71,034
Federal National Mortgage Assoc.	2.500	10/01/46	149	127,998
Federal National Mortgage Assoc.	2.500	03/01/50	554	472,489
Federal National Mortgage Assoc.	2.500	08/01/50	1,391	1,177,587
Federal National Mortgage Assoc.	2.500	08/01/50	3,549	3,004,412
Federal National Mortgage Assoc.	2.500	11/01/50	2,484	2,126,078
Federal National Mortgage Assoc.	2.500	12/01/50	217	185,248
Federal National Mortgage Assoc.	2.500	01/01/51	538	460,646
Federal National Mortgage Assoc.	2.500	04/01/51	4,495	3,793,408
Federal National Mortgage Assoc.	2.500	05/01/51	1,840	1,555,426
Federal National Mortgage Assoc.	2.500	07/01/51	3,274	2,757,522
Federal National Mortgage Assoc.	2.500	09/01/51	394	332,565
Federal National Mortgage Assoc.	2.500	10/01/51	711	598,933
Federal National Mortgage Assoc.	2.500	11/01/51	2,776	2,343,787
Federal National Mortgage Assoc.	2.500	12/01/51	427	363,770

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	2.500%	02/01/52	387	$326,246
Federal National Mortgage Assoc.	2.500	02/01/52	742	632,418
Federal National Mortgage Assoc.	3.000	06/01/30	51	50,392
Federal National Mortgage Assoc.	3.000	05/01/31	24	23,078
Federal National Mortgage Assoc.	3.000	12/01/31	68	66,475
Federal National Mortgage Assoc.	3.000	05/01/32	76	73,936
Federal National Mortgage Assoc.	3.000	09/01/32	28	27,363
Federal National Mortgage Assoc.	3.000	11/01/36	68	64,099
Federal National Mortgage Assoc.	3.000	05/01/37	4,357	4,150,360
Federal National Mortgage Assoc.	3.000	10/01/42	93	85,025
Federal National Mortgage Assoc.	3.000	10/01/42	145	132,310
Federal National Mortgage Assoc.	3.000	02/01/43	137	125,010
Federal National Mortgage Assoc.	3.000	04/01/43	173	157,678
Federal National Mortgage Assoc.	3.000	06/01/43	229	209,183
Federal National Mortgage Assoc.	3.000	12/01/45	322	294,023
Federal National Mortgage Assoc.	3.000	05/01/46	403	362,531
Federal National Mortgage Assoc.	3.000	09/01/46	426	389,051
Federal National Mortgage Assoc.	3.000	10/01/46	1,308	1,171,935
Federal National Mortgage Assoc.	3.000	11/01/46	484	434,576
Federal National Mortgage Assoc.	3.000	11/01/46	1,033	926,485
Federal National Mortgage Assoc.	3.000	03/01/47	354	317,513
Federal National Mortgage Assoc.	3.000	04/01/47	745	670,017
Federal National Mortgage Assoc.	3.000	12/01/49	1,815	1,610,205
Federal National Mortgage Assoc.	3.000	01/01/50	759	666,432
Federal National Mortgage Assoc.	3.000	02/01/50	671	598,107
Federal National Mortgage Assoc.	3.000	02/01/50	1,363	1,206,040
Federal National Mortgage Assoc.	3.000	03/01/50	327	289,721
Federal National Mortgage Assoc.	3.000	01/01/51	859	758,891
Federal National Mortgage Assoc.	3.000	05/01/51	922	813,578
Federal National Mortgage Assoc.	3.000	06/01/51	3,516	3,080,935
Federal National Mortgage Assoc.	3.000	01/01/52	2,030	1,801,258
Federal National Mortgage Assoc.	3.000	02/01/52	1,448	1,270,981
Federal National Mortgage Assoc.	3.000	03/01/52	2,786	2,445,598
Federal National Mortgage Assoc.	3.000	03/01/52	2,883	2,555,424
Federal National Mortgage Assoc.	3.000	04/01/52	2,237	1,963,406
Federal National Mortgage Assoc.	3.500	12/01/29	20	19,552
Federal National Mortgage Assoc.	3.500	12/01/30	30	29,422
Federal National Mortgage Assoc.	3.500	07/01/31	116	114,137
Federal National Mortgage Assoc.	3.500	08/01/31	125	122,314
Federal National Mortgage Assoc.	3.500	02/01/33	58	57,426
Federal National Mortgage Assoc.	3.500	05/01/33	24	23,254
Federal National Mortgage Assoc.	3.500	10/01/41	51	48,501
Federal National Mortgage Assoc.	3.500	04/01/42	115	107,920
Federal National Mortgage Assoc.	3.500	05/01/42	116	107,970
Federal National Mortgage Assoc.	3.500	05/01/42	728	685,332
Federal National Mortgage Assoc.	3.500	06/01/42	312	293,415
Federal National Mortgage Assoc.	3.500	10/01/42	176	166,100
Federal National Mortgage Assoc.	3.500	10/01/42	201	188,214
Federal National Mortgage Assoc.	3.500	10/01/42	404	378,999
Federal National Mortgage Assoc.	3.500	06/01/43	103	96,632
Federal National Mortgage Assoc.	3.500	06/01/45	120	112,342
Federal National Mortgage Assoc.	3.500	06/01/45	197	183,779
Federal National Mortgage Assoc.	3.500	09/01/45	171	159,076
Federal National Mortgage Assoc.	3.500	10/01/45	182	169,027
Federal National Mortgage Assoc.	3.500	01/01/46	60	55,640
Federal National Mortgage Assoc.	3.500	01/01/46	148	137,636
Federal National Mortgage Assoc.	3.500	04/01/46	1,602	1,490,655
Federal National Mortgage Assoc.	3.500	11/01/46	74	68,424
Federal National Mortgage Assoc.	3.500	06/01/47	264	245,082
Federal National Mortgage Assoc.	3.500	07/01/47	169	156,558
Federal National Mortgage Assoc.	3.500	07/01/47	777	730,375

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	08/01/47	126	$117,107
Federal National Mortgage Assoc.	3.500	09/01/47	211	195,532
Federal National Mortgage Assoc.	3.500	10/01/47	755	699,597
Federal National Mortgage Assoc.	3.500	11/01/47	687	633,678
Federal National Mortgage Assoc.	3.500	01/01/48	126	116,842
Federal National Mortgage Assoc.	3.500	01/01/48	184	170,392
Federal National Mortgage Assoc.	3.500	01/01/48	2,560	2,364,229
Federal National Mortgage Assoc.	3.500	04/01/48	345	317,086
Federal National Mortgage Assoc.	3.500	06/01/48	521	480,920
Federal National Mortgage Assoc.	3.500	08/01/48	274	252,568
Federal National Mortgage Assoc.	3.500	10/01/48	183	168,967
Federal National Mortgage Assoc.	3.500	11/01/48	134	122,721
Federal National Mortgage Assoc.	3.500	03/01/49	614	569,384
Federal National Mortgage Assoc.	3.500	06/01/49	254	234,825
Federal National Mortgage Assoc.	3.500	07/01/49	6,852	6,326,181
Federal National Mortgage Assoc.	3.500	08/01/51	32	29,098
Federal National Mortgage Assoc.	3.500	02/01/52	351	321,959
Federal National Mortgage Assoc.	3.500	04/01/52	18,421	16,791,738
Federal National Mortgage Assoc.	3.500	05/01/52	9,936	9,050,230
Federal National Mortgage Assoc.	4.000	09/01/40	88	85,203
Federal National Mortgage Assoc.	4.000	11/01/40	372	358,542
Federal National Mortgage Assoc.	4.000	02/01/41	150	144,603
Federal National Mortgage Assoc.	4.000	02/01/41	245	235,974
Federal National Mortgage Assoc.	4.000	12/01/41	160	154,421
Federal National Mortgage Assoc.	4.000	10/01/43	121	117,791
Federal National Mortgage Assoc.	4.000	09/01/44	69	66,425
Federal National Mortgage Assoc.	4.000	10/01/44	156	149,081
Federal National Mortgage Assoc.	4.000	12/01/45	55	52,084
Federal National Mortgage Assoc.	4.000	04/01/46	52	49,227
Federal National Mortgage Assoc.	4.000	08/01/46	80	76,244
Federal National Mortgage Assoc.	4.000	09/01/46	722	694,302
Federal National Mortgage Assoc.	4.000	02/01/47	261	248,281
Federal National Mortgage Assoc.	4.000	03/01/47	355	336,882
Federal National Mortgage Assoc.	4.000	06/01/47	210	200,141
Federal National Mortgage Assoc.	4.000	10/01/47	66	63,186
Federal National Mortgage Assoc.	4.000	11/01/47	128	121,994
Federal National Mortgage Assoc.	4.000	12/01/47	136	129,763
Federal National Mortgage Assoc.	4.000	02/01/48	126	118,618
Federal National Mortgage Assoc.	4.000	09/01/48	985	938,067
Federal National Mortgage Assoc.	4.000	10/01/48	179	171,221
Federal National Mortgage Assoc.	4.000	03/01/49	511	486,809
Federal National Mortgage Assoc.	4.000	03/01/49	787	749,558
Federal National Mortgage Assoc.	4.000	07/01/49	175	164,955
Federal National Mortgage Assoc.	4.000	01/01/50	1,494	1,421,596
Federal National Mortgage Assoc.	4.000	05/01/50	1,568	1,486,665
Federal National Mortgage Assoc.	4.000	05/01/52	14,329	13,485,496
Federal National Mortgage Assoc.	4.000	06/01/52	11,202	10,555,289
Federal National Mortgage Assoc.	4.000	09/01/52	7,809	7,348,692
Federal National Mortgage Assoc.	4.500	08/01/40	42	41,876
Federal National Mortgage Assoc.	4.500	04/01/41	51	50,366
Federal National Mortgage Assoc.	4.500	06/01/41	101	100,234
Federal National Mortgage Assoc.	4.500	08/01/41	61	60,331
Federal National Mortgage Assoc.	4.500	08/01/41	150	149,103
Federal National Mortgage Assoc.	4.500	08/01/44	152	149,440
Federal National Mortgage Assoc.	4.500	01/01/45	80	78,389
Federal National Mortgage Assoc.	4.500	11/01/47	96	94,023
Federal National Mortgage Assoc.	4.500	06/01/48	128	125,284
Federal National Mortgage Assoc.	4.500	07/01/48	1,109	1,077,363
Federal National Mortgage Assoc.	4.500	10/01/48	617	603,095
Federal National Mortgage Assoc.	4.500	11/01/48	651	636,344
Federal National Mortgage Assoc.	4.500	12/01/48	645	629,957

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.500%	02/01/49	43	$42,043
Federal National Mortgage Assoc.	4.500	07/01/52	1,809	1,746,039
Federal National Mortgage Assoc.	4.500	08/01/52	626	605,499
Federal National Mortgage Assoc.	4.500	09/01/52	6,735	6,508,351
Federal National Mortgage Assoc.	4.500	10/01/52	6,596	6,377,734
Federal National Mortgage Assoc.	4.500	12/01/52	1,191	1,150,347
Federal National Mortgage Assoc.	5.000	09/01/30	4	3,829
Federal National Mortgage Assoc.	5.000	10/01/40	71	71,987
Federal National Mortgage Assoc.	5.000	03/01/42	142	144,158
Federal National Mortgage Assoc.	5.000	10/01/47	123	123,297
Federal National Mortgage Assoc.	5.000	01/01/48	30	30,488
Federal National Mortgage Assoc.	5.000	06/01/49	745	747,089
Federal National Mortgage Assoc.	5.000	07/01/52	5,881	5,824,168
Federal National Mortgage Assoc.	5.000	08/01/52	1,033	1,023,218
Federal National Mortgage Assoc.	5.000	09/01/52	1,097	1,088,016
Federal National Mortgage Assoc.	5.000	10/01/52	1,239	1,227,246
Federal National Mortgage Assoc.	5.000	02/01/53	1,190	1,177,757
Federal National Mortgage Assoc.	5.000	03/01/53	12,622	12,485,013
Federal National Mortgage Assoc.	5.000	11/01/55	12,616	12,436,201
Federal National Mortgage Assoc.	5.500	01/01/40	72	73,650
Federal National Mortgage Assoc.	5.500	04/01/53	1,508	1,521,687
Federal National Mortgage Assoc.(k)	5.500	05/01/53	14,478	14,603,142
Federal National Mortgage Assoc.	5.500	10/01/53	2,216	2,233,948
Federal National Mortgage Assoc.	5.500	11/01/53	10,428	10,513,523
Federal National Mortgage Assoc.	6.000	10/01/36	36	37,571
Federal National Mortgage Assoc.	6.000	07/01/41	40	42,158
Federal National Mortgage Assoc.	6.000	01/01/53	6,285	6,446,888
Federal National Mortgage Assoc.	6.000	03/01/53	1,488	1,529,710
Federal National Mortgage Assoc.	6.000	09/01/53	2,724	2,788,418
Federal National Mortgage Assoc.	6.000	11/01/53	1,317	1,347,729
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	536,402
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	88,527
Federal National Mortgage Assoc.	4.336(s)	03/17/31	520	420,651
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—(r)	106
Government National Mortgage Assoc.	2.000	10/20/50	6,052	4,990,091
Government National Mortgage Assoc.	2.000	01/20/51	2,295	1,889,244
Government National Mortgage Assoc.	2.000	03/20/51	877	721,833
Government National Mortgage Assoc.	2.000	07/20/51	4,603	3,788,487
Government National Mortgage Assoc.	2.000	11/20/51	412	339,204
Government National Mortgage Assoc.	2.000	04/20/52	426	350,312
Government National Mortgage Assoc.	2.500	12/20/46	190	166,007
Government National Mortgage Assoc.	2.500	10/20/50	3,459	2,968,722
Government National Mortgage Assoc.	2.500	01/20/51	3,644	3,124,751
Government National Mortgage Assoc.	3.000	07/20/42	281	257,513
Government National Mortgage Assoc.	3.000	03/20/43	192	175,578
Government National Mortgage Assoc.	3.000	08/20/43	36	32,852
Government National Mortgage Assoc.	3.000	09/20/43	71	65,005
Government National Mortgage Assoc.	3.000	01/20/44	68	62,001
Government National Mortgage Assoc.	3.000	05/20/45	68	61,170
Government National Mortgage Assoc.	3.000	08/15/45	73	65,207
Government National Mortgage Assoc.	3.000	05/20/46	421	379,894
Government National Mortgage Assoc.	3.000	07/20/46	670	601,007
Government National Mortgage Assoc.	3.000	08/20/46	37	33,130
Government National Mortgage Assoc.	3.000	03/20/47	440	396,368
Government National Mortgage Assoc.	3.000	11/20/47	3,644	3,278,371
Government National Mortgage Assoc.	3.000	01/20/48	56	50,201
Government National Mortgage Assoc.	3.000	08/20/48	918	826,872
Government National Mortgage Assoc.	3.000	07/20/49	313	279,575
Government National Mortgage Assoc.	3.000	09/20/49	389	347,954
Government National Mortgage Assoc.	3.000	12/20/49	434	387,379

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	01/20/50	2,011	$1,795,820
Government National Mortgage Assoc.	3.500	01/15/42	46	42,922
Government National Mortgage Assoc.	3.500	12/20/42	137	128,373
Government National Mortgage Assoc.	3.500	01/20/43	203	190,897
Government National Mortgage Assoc.	3.500	02/20/43	93	86,525
Government National Mortgage Assoc.	3.500	08/20/43	328	308,190
Government National Mortgage Assoc.	3.500	10/20/43	432	406,148
Government National Mortgage Assoc.	3.500	03/20/45	45	41,849
Government National Mortgage Assoc.	3.500	04/20/45	253	235,001
Government National Mortgage Assoc.	3.500	04/20/46	485	450,364
Government National Mortgage Assoc.	3.500	07/20/46	298	275,025
Government National Mortgage Assoc.	3.500	10/20/46	594	551,373
Government National Mortgage Assoc.	3.500	12/20/46	584	541,015
Government National Mortgage Assoc.	3.500	04/20/47	417	386,386
Government National Mortgage Assoc.	3.500	05/20/47	324	300,164
Government National Mortgage Assoc.	3.500	10/20/47	111	102,181
Government National Mortgage Assoc.	3.500	11/20/47	574	529,476
Government National Mortgage Assoc.	3.500	01/20/48	156	144,308
Government National Mortgage Assoc.	3.500	10/20/48	93	86,088
Government National Mortgage Assoc.	3.500	11/20/48	182	168,483
Government National Mortgage Assoc.	3.500	12/20/48	66	60,723
Government National Mortgage Assoc.	3.500	02/20/49	157	144,759
Government National Mortgage Assoc.	3.500	05/20/49	245	226,159
Government National Mortgage Assoc.	3.500	06/20/49	3,185	2,931,156
Government National Mortgage Assoc.	3.500	08/20/49	4,852	4,462,126
Government National Mortgage Assoc.	3.500	11/20/49	2,166	1,993,683
Government National Mortgage Assoc.	3.500	11/20/50	4,477	4,105,834
Government National Mortgage Assoc.	3.500	04/20/51	1,545	1,418,619
Government National Mortgage Assoc.	3.500	02/20/52	1,821	1,662,445
Government National Mortgage Assoc.	3.500	05/20/52	6,482	5,910,884
Government National Mortgage Assoc.	4.000	12/20/40	104	99,779
Government National Mortgage Assoc.	4.000	06/20/41	45	43,152
Government National Mortgage Assoc.	4.000	11/15/41	59	56,573
Government National Mortgage Assoc.	4.000	12/20/42	108	104,407
Government National Mortgage Assoc.	4.000	04/20/43	72	68,981
Government National Mortgage Assoc.	4.000	10/20/43	61	58,752
Government National Mortgage Assoc.	4.000	12/20/43	135	129,861
Government National Mortgage Assoc.	4.000	09/20/44	79	76,323
Government National Mortgage Assoc.	4.000	08/20/45	131	125,445
Government National Mortgage Assoc.	4.000	10/20/45	62	59,506
Government National Mortgage Assoc.	4.000	03/20/46	119	114,430
Government National Mortgage Assoc.	4.000	11/20/46	87	83,892
Government National Mortgage Assoc.	4.000	03/20/47	77	73,944
Government National Mortgage Assoc.	4.000	05/20/47	123	116,961
Government National Mortgage Assoc.	4.000	07/20/47	481	458,064
Government National Mortgage Assoc.	4.000	11/20/47	325	309,236
Government National Mortgage Assoc.	4.000	12/20/47	77	73,675
Government National Mortgage Assoc.	4.000	04/20/48	56	53,038
Government National Mortgage Assoc.	4.000	06/20/48	1,052	1,001,392
Government National Mortgage Assoc.	4.000	07/20/48	147	140,139
Government National Mortgage Assoc.	4.000	08/20/48	2,196	2,088,957
Government National Mortgage Assoc.	4.000	09/20/48	131	124,476
Government National Mortgage Assoc.	4.000	10/20/48	4,561	4,345,349
Government National Mortgage Assoc.	4.000	11/20/48	55	52,291
Government National Mortgage Assoc.	4.000	01/20/49	66	63,081
Government National Mortgage Assoc.	4.000	02/20/49	133	126,774
Government National Mortgage Assoc.	4.000	03/20/49	82	78,388
Government National Mortgage Assoc.	4.000	04/20/49	396	376,304
Government National Mortgage Assoc.	4.000	01/20/50	45	42,369
Government National Mortgage Assoc.	4.000	02/20/50	65	61,808
Government National Mortgage Assoc.	4.000	07/20/50	99	93,946

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	4.000%	06/20/52	1,513	$1,425,593
Government National Mortgage Assoc.	4.000	08/20/52	855	805,063
Government National Mortgage Assoc.	4.000	10/20/52	4,120	3,885,297
Government National Mortgage Assoc.	4.500	12/20/41	221	218,328
Government National Mortgage Assoc.	4.500	10/20/43	33	32,157
Government National Mortgage Assoc.	4.500	01/20/44	44	43,817
Government National Mortgage Assoc.	4.500	04/20/44	148	145,830
Government National Mortgage Assoc.	4.500	03/20/45	36	35,566
Government National Mortgage Assoc.	4.500	07/20/46	73	72,115
Government National Mortgage Assoc.	4.500	08/20/46	62	61,244
Government National Mortgage Assoc.	4.500	11/20/46	57	56,168
Government National Mortgage Assoc.	4.500	01/20/47	354	349,245
Government National Mortgage Assoc.	4.500	01/20/48	45	44,152
Government National Mortgage Assoc.	4.500	02/20/48	284	279,617
Government National Mortgage Assoc.	4.500	03/20/48	31	30,423
Government National Mortgage Assoc.	4.500	07/20/48	49	48,398
Government National Mortgage Assoc.	4.500	08/20/48	19	18,560
Government National Mortgage Assoc.	4.500	12/20/48	93	91,608
Government National Mortgage Assoc.	4.500	05/20/52	1,940	1,887,426
Government National Mortgage Assoc.	4.500	10/20/52	7,496	7,287,157
Government National Mortgage Assoc.	4.500	08/20/53	5,828	5,647,536
Government National Mortgage Assoc.	4.500	10/20/54	2,953	2,852,062
Government National Mortgage Assoc.	5.000	TBA	6,000	5,947,447
Government National Mortgage Assoc.	5.000	10/20/37	4	4,162
Government National Mortgage Assoc.	5.000	09/20/40	42	43,087
Government National Mortgage Assoc.	5.000	04/20/45	22	22,155
Government National Mortgage Assoc.	5.000	08/20/45	91	91,914
Government National Mortgage Assoc.	5.000	10/20/52	102	102,022
Government National Mortgage Assoc.	5.000	11/20/52	1,910	1,905,562
Government National Mortgage Assoc.	5.000	12/20/52	153	152,392
Government National Mortgage Assoc.	5.000	03/20/53	2,984	2,976,709
Government National Mortgage Assoc.	5.500	08/20/54	3,414	3,446,272
Government National Mortgage Assoc.	6.000	12/15/39	56	58,688
Government National Mortgage Assoc.	6.000	06/20/54	3,292	3,373,803
Government National Mortgage Assoc.	6.000	10/20/54	564	577,405
Government National Mortgage Assoc.	7.000	06/20/54	2,775	2,879,804
Government National Mortgage Assoc.	7.000	07/20/54	1,702	1,767,440
Government National Mortgage Assoc.	7.000	11/20/54	1,228	1,274,465
Government National Mortgage Assoc.	7.000	02/20/55	889	922,143
Government National Mortgage Assoc.	7.000	03/20/55	1,832	1,896,350
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	2,240	2,188,619
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	155	104,526

Total U.S. Government Agency Obligations (cost $659,821,786)				637,680,647
U.S. Treasury Obligations 11.7%
U.S. Treasury Bonds	1.875	02/15/51	16,000	8,775,000
U.S. Treasury Bonds	2.000	08/15/51	18,965	10,661,886
U.S. Treasury Bonds	2.875	05/15/52	10,425	7,137,867
U.S. Treasury Bonds	3.375	08/15/42	38,320	31,781,650
U.S. Treasury Bonds	3.875	02/15/43	3,765	3,317,906
U.S. Treasury Bonds(h)	4.000	11/15/52	63,730	54,090,837
U.S. Treasury Bonds	4.125	08/15/44	11,100	9,977,859
U.S. Treasury Bonds	4.250	08/15/54	6,475	5,728,352
U.S. Treasury Bonds	4.375	08/15/43	9,385	8,779,374
U.S. Treasury Bonds	4.625	05/15/44	4,950	4,758,961
U.S. Treasury Bonds	4.750	11/15/43	16,085	15,748,220
U.S. Treasury Bonds	4.750	11/15/53	275	264,086
U.S. Treasury Bonds	4.750	05/15/55	17,935	17,242,821
U.S. Treasury Bonds	4.750	02/15/56	270	259,959
U.S. Treasury Bonds	5.000	05/15/45	22,080	22,169,700

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.375%	11/30/27	4,700	$4,663,832
U.S. Treasury Notes	3.750	11/30/32	7,610	7,421,534
U.S. Treasury Notes	3.875	03/31/31	320	317,900
U.S. Treasury Notes	3.875	04/30/31	145	144,037
U.S. Treasury Notes	3.875	09/30/32	5,625	5,532,715
U.S. Treasury Notes	3.875	12/31/32	14,205	13,946,425
U.S. Treasury Notes	4.000	01/31/33	21,920	21,671,687
U.S. Treasury Strips Coupon	1.778(s)	08/15/42	380	165,970
U.S. Treasury Strips Coupon(k)	2.069(s)	05/15/41	32,525	15,326,403
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	529,665
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	809
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	147,774
U.S. Treasury Strips Coupon	2.523(s)	11/15/42	12,235	5,261,747
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	311,995
U.S. Treasury Strips Coupon	4.003(s)	08/15/44	4,025	1,559,066
U.S. Treasury Strips Coupon	4.097(s)	11/15/41	3,110	1,422,269
U.S. Treasury Strips Coupon	4.493(s)	02/15/41	3,555	1,700,816
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	29,318
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	364,680
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	85,317
U.S. Treasury Strips Coupon	4.938(s)	02/15/42	120	53,996
U.S. Treasury Strips Coupon	5.038(s)	08/15/43	2,305	946,461
U.S. Treasury Strips Coupon	5.107(s)	05/15/44	35	13,740

Total U.S. Treasury Obligations (cost $301,868,068)				282,312,634

	Shares
Affiliated Exchange-Traded Funds 5.1%
Fixed Income
PGIM AAA CLO ETF	1,421,933	72,930,944
PGIM Corporate Bond 0-5 Year ETF	575,000	28,770,125
PGIM Corporate Bond 5-10 Year ETF	450,000	22,495,095

Total Affiliated Exchange-Traded Funds (cost $124,639,255)(wa)		124,196,164

Total Long-Term Investments (cost $2,490,445,507)		2,416,429,152

Short-Term Investments 2.0%
Affiliated Mutual Funds 2.0%
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wa)	24,471,637	24,471,637
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $23,989,811; includes $23,891,205 of cash collateral for securities on loan)(b)(wa)	24,008,950	23,994,544

Total Affiliated Mutual Funds (cost $48,461,448)		48,466,181
Options Purchased*~ 0.0%
(cost $49,723)		98,949

Total Short-Term Investments (cost $48,511,171)		48,565,130

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.7% (cost $2,538,956,678)		2,464,994,282

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Value
Options Written*~ (0.0)%
(premiums received $45,973)	$(107,960)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.7% (cost $2,538,910,705)	2,464,886,322
Liabilities in excess of other assets(z) (1.7)%	(40,431,847)

Net Assets 100.0%	$2,424,454,475

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,417,482; cash collateral of $23,891,205 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Clue Opco LLC, Sr. Sec’d. Notes, 144A, 9.500%, 10/15/31	04/07/25-02/17/26	$1,957,381	$2,094,823	0.1%
Invitation Homes Operating Partnership LP, Gtd. Notes, 4.875%, 02/01/35	09/23/24-09/26/24	5,952,605	5,822,486	0.2
Total		$7,909,986	$7,917,309	0.3%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	05/13/26	$(11,000)		$(10,314,650)
Federal National Mortgage Assoc.	4.500%	TBA	05/13/26	(4,000)		(3,847,223)
Federal National Mortgage Assoc.	5.000%	TBA	05/13/26	(38,500)		(37,925,974)
Federal National Mortgage Assoc.	5.000%	TBA	06/11/26	(22,000)		(21,651,360)
Federal National Mortgage Assoc.	5.500%	TBA	05/13/26	(3,000)		(3,014,923)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $77,238,927)						$(76,754,130)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,727	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		3,455	—
Total OTC Traded (cost $3,843)									$—

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		879	$1,735
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.199%	2.80%(A)	EUR	3,430	10,856
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.199%	10.29%(A)	EUR	3,430	16
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		5,055	15,358
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		5,055	17
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.74%	1 Day SOFR(A)/ 3.660%	3.74%(A)		2,985	8,853
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	8.00%	1 Day SOFR(A)/ 3.660%	8.00%(A)		2,985	1
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		4,850	53,958
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		4,850	24
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		879	4,568
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		3,420	3,563
Total OTC Swaptions (cost $45,880)									$98,949
Total Options Purchased (cost $49,723)									$98,949

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		879	$(882)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.199%	EUR	6,860	(10,342)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		10,110	(15,855)
2-Year Interest Rate Swap, 07/27/28	Put	CITI	07/23/26	3.93%	3.93%(A)	1 Day SOFR(A)/ 3.660%		5,970	(9,597)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		4,850	(35,069)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		4,850	(24,655)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		879	(8,017)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	06/17/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		6,840	(3,543)
Total Options Written (premiums received $45,973)									$(107,960)
Futures contracts outstanding at April 30, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
396	2 Year U.S. Treasury Notes	Jun. 2026	$82,021,500	$(384,943)
1,050	5 Year U.S. Treasury Notes	Jun. 2026	113,227,737	(1,231,941)
457	10 Year U.S. Treasury Notes	Jun. 2026	50,541,344	(290,940)
594	10 Year U.S. Ultra Treasury Notes	Jun. 2026	67,038,472	(1,266,659)
82	20 Year U.S. Treasury Bonds	Jun. 2026	9,253,188	(48,032)
				(3,222,515)
Short Position:
53	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	6,096,656	166,637
				$(3,055,878)
Bond forward contracts outstanding at April 30, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.250%, 08/15/49	JPM	10/27/26	40,665	$62.43	$25,387,469	$25,032,683	$—	$(354,786)
3.375%, 11/15/48	BOA	09/14/26	29,165	$80.27	23,410,192	22,569,044	—	(841,148)
					$48,797,661	$47,601,727	$—	$(1,195,934)
Credit default swap agreements outstanding at April 30, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,990	$(11,320)	$(5,508)	$(5,812)	BARC

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Credit default swap agreements outstanding at April 30, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at April 30, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		2,815	0.415%	$66,514	$64,116	$2,398	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		4,835	0.259%	28,509	21,121	7,388	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		645	1.520%	(6,087)	(2,014)	(4,073)	BARC
Hellenic Republic	12/20/26	1.000%(Q)		2,309	0.058%	16,593	13,293	3,300	BARC
Hellenic Republic	06/20/27	1.000%(Q)		545	0.080%	6,279	4,326	1,953	BARC
Hellenic Republic	12/20/27	1.000%(Q)		410	0.118%	6,280	4,250	2,030	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		1,910	0.172%	12,324	10,164	2,160	MSI
Kingdom of Norway	12/20/26	—%(Q)		5,500	0.030%	(1,059)	(1,736)	677	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		120	0.235%	269	121	148	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	1,607	0.023%	4,797	2,394	2,403	BARC
National Bank of Canada	12/20/26	1.000%(Q)		753	0.265%	4,409	3,502	907	CITI
Republic of Chile	06/20/28	1.000%(Q)		515	0.219%	8,936	6,809	2,127	BARC
Republic of France	12/20/26	0.250%(Q)		3,674	*	5,617	3,522	2,095	BARC
Republic of France	06/20/27	0.250%(Q)		1,075	0.079%	2,383	1,488	895	BARC
Republic of France	12/20/30	0.250%(Q)		1,990	0.261%	(339)	(11,343)	11,004	BARC
Republic of Italy	06/20/26	—%(Q)		2,915	0.051%	(211)	(454)	243	BARC
Republic of Italy	06/20/26	1.000%(Q)		1,533	0.051%	3,829	2,084	1,745	BARC
Republic of Italy	09/20/26	1.000%(Q)		704	0.053%	3,435	2,614	821	BARC
Republic of Panama	06/20/26	1.000%(Q)		779	0.364%	1,603	532	1,071	CITI
Republic of Panama	06/20/27	1.000%(Q)		838	0.438%	6,267	5,353	914	BARC
Republic of Peru	06/20/28	1.000%(Q)		519	0.355%	7,534	5,673	1,861	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		1,690	0.087%	11,832	9,421	2,411	MSI
Slovak Republic	12/20/27	1.000%(Q)		800	0.182%	11,427	10,539	888	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		1,062	0.161%	6,929	5,518	1,411	MSI
State of Qatar	12/20/26	1.000%(Q)		1,140	0.152%	7,504	6,287	1,217	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	3,110	0.135%	1,657	674	983	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		1,140	0.142%	2,702	1,164	1,538	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		1,173	0.272%	10,958	9,475	1,483	GSI
						$230,891	$178,893	$51,998
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Core Bond Fund

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at April 30, 2026:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.660%	$—	$(117,345)	$(117,345)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	415	(17,750)	(18,165)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.660%	6,279	489,316	483,037
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	1,278,108	1,403,270	125,162
				$1,284,802	$1,757,491	$472,689

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at April 30, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	19,925	$(853,266)	$—	$(853,266)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).